Accounts Receivable - Allowance Activity (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of year	$ 16,511	$ 14,076	$ 8,495	$ 2,643
Additional provisions	0	4,662	6,469	6,233
Write-offs	(11,043)	(2,321)	(870)	(434)
Opening balance sheet adjustment related to ASU 2016 -13 adoption	10,097
Exchange differences	(493)	94	(18)	53
Balance at the end of year	$ 15,072	$ 16,511	$ 14,076	$ 8,495